INCOME TAX (Details 1)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Income Taxes [Line Items]
Allowance for doubtful receivables	¥ 703,545	$ 106,279	¥ 925,907
Loss from investment in unconsolidated entity	605,660	91,492	0
Net operating loss carryforwards	6,911,270	1,044,030	3,425,411
Less: Valuation allowance	(8,220,475)	(1,241,801)	(4,351,318)
Deferred income tax assets, net	¥ 0	$ 0	¥ 0